PHILLIPS CAPITAL INVESTMENTS, INC.

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                         FOR THE SIX MONTH PERIOD ENDED
                                  JUNE 30, 1998

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                       STATEMENT OF ASSETS AND LIABILITIES

                                                                   June 30, 1998             December 31, 1997
Assets:
   Investments in securities, at value -
     amortized cost $3,932,686.02 in 1998 and
     $3,630,576.89 in 1997 - Note A                                $5,529,387.85                 $5,028,727.83
   Cash                                                               100,940.77                     44,005.87
   Receivables - Note A
     Interest                                                          30,253.63                     23,576.95
     Dividends                                                          3,732.84                     18,865.05
     Investment securities sold                                               --                      2,677.63
   Deferred registration expenses - Note B                              1,081.75                      1,169.79
   Prepaid insurance                                                      871.75                        316,73
   Other assets                                                         2,132.46                             0
                                                                   -------------                 -------------
         Total assets                                               5,668,401.05                  5,119,339.85
                                                                   -------------                 -------------


Liabilities
   Accrued accounting fees                                              3,325.35                      5,350.00
   Federal income tax payable                                                 --                        300.00
   Miscellaneous accounts payable                                         531.02                        581.28
   Due shareholders on sale                                                   --                             0
                                                                   -------------                 -------------
         Total liabilities                                              3,856.37                      6,231.28
                                                                   -------------                 -------------


Net Assets:

   Net assets (equivalent to $16.53 and $15.06 per share
     based on 342,735.154 and 339,582.628 shares of capital
     stock outstanding at June 30, 1998 and December 31,
     1997, respectively) - Note C                                  $5,664,544.68                 $5.113.108.57
                                                                   =============                 =============

   The accompanying notes are an integral part of these financial statements.

             PHILLIPS CAPITAL INVESTMENTS, INC.
                  INVESTMENTS IN SECURITIES
                        JUNE 30, 1998

                                                                        Principal
                                                                        Amount or
COMMON STOCKS:  52.32%                                                   Shares                    Market Value

Energy Sources & Related: 7.86%
   Domain Energy                                                           3,500                    $42,000.00
   Norsk Hydro                                                             1,500                     66,187.50
   Panaco, Inc.                                                           10,600                     42,400.00
   Phillips Petroleum                                                      1,400                     67,462.50
   Snyder Oil Corp.                                                        4,000                     79,750.00
   USX Marathon Group                                                      3,000                    102,937.50
   Wiser Oil                                                               4,000                     44,250.00
                                                                                                    ----------
                                                                                                    444,987.50
                                                                                                    ----------

Media/Entertainment: 5.77%
   Pulitzer Publishing                                                       933                     83,270.25
   Telecommunications "A"                                                  3,000                    115,312.50
   Time Warner                                                             1,500                    128,156.25
                                                                                                    ----------
                                                                                                    326,739.00
                                                                                                    ----------

Shipping and Transportation: 5.60%
   Sea Containers, Ltd. "A"                                                5,000                    191,250.00
   Transport Corp. of America                                              5,000                     82,500.00
   Rush Enterprises                                                        4,200                     43,575.00
                                                                                                    ----------
                                                                                                    317,325.00
                                                                                                    ----------

Chemicals: 4.95%
   Akzo N.V. ADS                                                           1,000                    110,875.00
   Dow Chemical                                                              600                     58,012.50
   Monsanto                                                                2,000                    111,750.00
                                                                                                    ----------
                                                                                                    280,637.50
                                                                                                    ----------

Electric Utilities: 4.69%
   Houston Industries                                                      2,000                     61,625.00
   PacifiCorp                                                              2,000                     45,250.00
   Southern Company                                                        2,500                     69,218.75
   Texas Utilities                                                           900                     37,462.50
   Interstate Energy Corp                                                  1,600                     52,000.00
                                                                                                    ----------
                                                                                                    265,556.25
                                                                                                    ----------

Consumer Products and Services: 4.54%
   Showbiz Pizza                                                           4,000                    161,250.00
   Spaghetti Warehouse Inc.                                               12,000                     96,000.00
                                                                                                    ----------
                                                                                                    257,250.00
                                                                                                    ----------

Insurance: 4.28%
   ReliaStar Financial Corp.                                               2,400                    115,200.00
   RLI Corp.                                                               3,125                    127,148.44
                                                                                                    ----------
                                                                                                    242,348.44
                                                                                                    ----------

   The accompanying notes are an integral part of these financial statements.

             PHILLIPS CAPITAL INVESTMENTS, INC.
            INVESTMENTS IN SECURITIES (Continued)
                        JUNE 30, 1998


                                                                       Principal
                                                                        Amount or
Common Stocks, continued                                                 Shares                    Market Value

Health Products and Services:  4.21%
   Beverly Enterprises                                                     3,000                     42,000.00
   Tenet Health Care                                                       1,800                     56,250.00
   Universal Health Services "B"                                           2,400                    140,100.00
                                                                                                    ----------
                                                                                                    238,350.00
                                                                                                    ----------

Investment Co./Foreign Securities: 3.69%
   First Australian Fund                                                   6,000                     39,375.00
   Growth Fund of Spain                                                4,425.757                     95,153.78
   New Germany Fund, Inc                                                   4,000                     74,500.00
                                                                                                    ----------
                                                                                                    209,028.78
                                                                                                    ----------

Merchandising: 2.86%
   KMart                                                                   5,500                    105,875.00
   Intertan                                                                6,100                     32,787.50
   Service Merchandise                                                    15,000                     23,437.50
                                                                                                    ----------
                                                                                                    162,100.00
                                                                                                    ----------

Multi-Industries: 1.47%
   Canadian Pacific                                                        2,000                     56,750.00
   Hanson, PLC                                                               875                     26,523.44
                                                                                                    ----------
                                                                                                     83,273.44
                                                                                                    ----------

Construction Products and Services: 1.00%
   Centex Corp.                                                            1,500                     56,625.00
                                                                                                    ----------
                                                                                                     56,625.00
                                                                                                    ----------

Metals/Mining: 0.97%
   Commonwealth Industries                                                 1,800                     18,000.00
   IMCO Recycling Inc.                                                     2,000                     37,000.00
                                                                                                    ----------
                                                                                                     55,000.00
                                                                                                    ----------


   The accompanying notes are an integral part of these financial statements.

             PHILLIPS CAPITAL INVESTMENTS, INC.
            INVESTMENTS IN SECURITIES (Continued)
                        JUNE 30, 1998

                                                                        Principal
                                                                        Amount or
Common Stocks, continued                                                 Shares                    Market Value
Forest & Paper Products: 0.43%
   Georgia Pacific Corp.                                                     300                     17,681.25
   Georgia Pacific Timber                                                    300                      6,918.75
                                                                                                  ------------
                                                                                                     24,600.00
                                                                                                  ------------

     TOTAL COMMON STOCKS                                                                          2,963,820.90
                                                                                                  ------------

PREFERRED STOCKS: 1.73%
   Texaco Capital Preferred "B"                                            2,000                     54,375.00
   Con Agra Capital LC                                                     2,500                     43,437.50
                                                                                                  ------------
                                                                                                     97,812.50
                                                                                                  ------------

SHORT-TERM DEPOSITS: 8.39%
   Beal Banc CD 5.87% Due 7/7/98                                                                     95,000.00
   Guaranty Federal CD 5.39% Due 7/14/98                                                             95,000.00
   Bank of Oklahoma CD 5.25% Due 10/1/98                                                             95,000.00
   Western Bank PR CD 5.45% Due 9/30/98                                                              95,000.00
   Western American CD 5.75% Due 10/30/98                                                            95,000.00
                                                                                                  ------------

     TOTAL SHORT-TERM TIME DEPOSITS                                                                 475,000.00
                                                                                                  ------------

OTHER SHORT-TERM SECURITIES: 35.18%
   Institutional Liquid Assets - Treasury                             205,171.89                    205,171.89
   Amex Cr Corp Comm'l Paper of 7/23/98                               194,620.00                    194,620.00
   GE Capital Commercial Paper of 12/7/98                             200,000.00                    196,400.00
   U.S. Treasury Notes 4.75% of 8/31/98                               900,000.00                    898,593.75
   U.S. Treasury Notes 5.00% of 1/31/99                               500,000.00                    497,968.75
                                                                                                  ------------

     TOTAL OTHER SHORT-TERM SECURITIES                                                            1,992,754.45
                                                                                                  ------------

     TOTAL INVESTMENTS IN SECURITIES                                                              5,529,387.85
                                                                                                  ------------

OTHER ASSETS (NET OF LIABILITIES): 2.38%
     Total Other Assets (Net of Liabilities)                                                        135,156.83
                                                                                                  ------------

NET ASSETS:  100.00%                                                                             $5,664,544.68
                                                                                                 =============

   The accompanying notes are an integral part of these financial statements.

             PHILLIPS CAPITAL INVESTMENTS, INC.
                   STATEMENT OF OPERATIONS

                                                                     Six Months                        Year
                                                                        Ended                          Ended
                                                                    June 30, 1998                December 31, 1997

Investment Income
   Income - Note A
     Interest                                                         $62,011.81                   $112,639.25
     Dividends                                                         24,921.28                     47,191.17
                                                                     -----------                   -----------
       Total income                                                    86,933.09                    159,830.42
                                                                     -----------                   -----------

Expenses
   Investment advisory fees - Note E                                   24,325.79                     43,693.37
   Accounting fees                                                      2,875.35                      5,450.00
   Registration fees and expenses                                          88.04                        679.73
   Directors' fees                                                        875.00                      1,500.00
   Insurance                                                              545.99                      1,176.06
   Postage and delivery                                                   395.00                        153.50
   Printing and electronic filing                                          22.73                             0
   Professional fees                                                      225.00                      1,454.52
   Other                                                                1,934.61                      3,522.01
   Federal income tax                                                          0                        300.00
                                                                     -----------                   -----------

       Total expenses                                                  31,287.51                     57,929.19
                                                                     -----------                   -----------

       Investment income - net                                         55,645.58                    101,901.23
                                                                     -----------                   -----------

Realized and Unrealized Gain on
     Investments - Note D
   Net realized gain on investments                                   245,020.00                    304,539.34
   Change in unrealized appreciation
     of investments for the period                                    198,550.90                    445,293.12
                                                                     -----------                   -----------

       Net gain (loss) on investments                                 443,570.90                    749,832.46
                                                                     -----------                   -----------

       Net increase (decrease) in net
         assets resulting from operations                            $499,216.48                   $851,733.69
                                                                     ===========                   ===========

   The accompanying notes are an integral part of these financial statements.

             PHILLIPS CAPITAL INVESTMENTS, INC.
             STATEMENT OF CHANGES IN NET ASSETS

                                                                     Six Months                        Year
                                                                        Ended                          Ended
                                                                    June 30, 1998                December 31, 1997
Increase in Net Assets from Operations
   Investment income - net                                            $55,645.58                   $101,901.23
   Net realized gain on investment                                    245,020.00                    304,539.34
   Change in unrealized appreciation                                  198,550.90                    445,293.12
                                                                   -------------                 -------------

     Net increase (decrease) in net assets
       resulting from operations                                      499,216.48                    851,733.69
                                                                   -------------                 -------------

Dividends Paid to Shareholders - Note F
   Investment income                                                           0                   (101,452.98)
   Net realized capital gains                                                  0                   (304,358.85)

     Total dividends paid to shareholders                                      0                   (405,811.83)

Capital Share Transactions                                             52,219.63                   (214,897.01)
                                                                   -------------                 -------------

   Net increase (decrease)                                            551,436.11                    231,024.85

Net Assets
   Beginning of period (including undistributed
     investment income of $5,279.34)                                5,113,108.57                  4,882,083.72
                                                                   -------------                 -------------

   End of period (including undistributed
     investment income of $60,924.92)                              $5,664,544.68                 $5,113,108.57
                                                                   =============                 =============


   The accompanying notes are an integral part of these financial statements.

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 1998

Note A - Summary of Significant Accounting Policies

     The Company is operated as a diversified, open-end management investment company.

     Security valuation: Investments in securities listed on the New York Stock Exchange, American Stock Exchange or other security exchanges, and securities traded in the Over-The-Counter market are valued at their closing sales price. If no sale has been reported for that day, the last published sale or the last recorded bid price, whichever is the more recent, is used, unless in the opinion of the Board of Directors the value thus obtained may not fairly indicate the actual market value, in which case these securities, and any other assets for which market quotations are not readily available, are valued at fair value as determined by the management and approved in good faith by the Board of Directors.

     Federal income taxes: For tax years beginning after December 31, 1987, it is the Company's intention to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its capital gains and investment income to its shareholders. Therefore, provision has been made for Federal income taxes only on the undistributed income which is immaterial.

     Other: The Company follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest is recognized on an accrual basis.


Note B - Organizational and Registration Expenses

     Registration expenses will be amortized as new shares are issued.


Note C - Capital Share Transactions

     As of June 30, 1998 and December 31, 1997, there were 10,000,000 shares of $1.00 par value capital stock authorized. Capital paid-in aggregated $3,416,925.87 and $3,367,858.76 at June 30, 1998 and December 31, 1997,
respectively.

     Transactions in capital stock for the six month period ended June 30, 1998 and for the year ended December 31, 1997, were as follows:

                                                           Shares                                Amount
                                                   1998              1997                 1998             1997

Shares sold                                      5,381.649       11,990.444           $88,041.64       $167,000.00
Shares issued in reinvestment
   of dividends                                          0       27,419.715                    0        405,811.83
                                                 ---------      -----------           ----------      ------------
                                                 5,381.649       39,410.159            88,041.64        572.811.83

Shares redeemed                                  2,229.123       55,227.171            35,822.01        787,708.84
                                                 ---------      -----------           ----------      ------------

Net increase (decrease)                          3,152.526      (15,817.012)          $52,219.63      ($214,897.01)
                                                 =========      ===========           ==========      ============

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                                  JUNE 30, 1998

Note D - Investment Transactions

     Purchases of common stocks during the six months ended June 30, 1998 were $100,650.00 and $154,285.00 for the year ended December 31, 1997; sales were $363,913.17 for the six months ended June 30, 1998 and $651,731.14 for the year ended December 31, 1997. Purchases of U.S. Government obligations were $1,406,338.65 and $1,195,781.20 for the six months ended June 30, 1998 and the year ended December 31, 1997, respectively, and $1,200,000.00 and $1,200,000.00 were sold/matured during the six months ended June 30, 1998 and the year ended December 31, 1997, respectively.

     As of June 30, 1998 and December 31, 1997, the unrealized appreciation of securities was $1,344,211.88 and $1,398,150.93, respectively; accumulated undistributed net realized gains on investment transactions totaled $247,256.96 and $2,236.96 at June 30, 1998 and December 31, 1997, respectively.


Note E - Investment Advisory Fees

     The Company pays advisory fees for investment management and advisory services under a management agreement (Agreement) that provides for fees to be computed monthly at an annual rate of 0.9 percent of the Company's average daily net assets up to $30,000,000, 0.75 percent of assets from $30,000,000 to $60,000,000 and 0.6 percent for those assets in excess of $60,000,000. The Agreement provides for an expense reimbursement from the investment advisor if the Company's total expenses exceed 2.0 percent of the Company's average daily net assets for any year.


Note F - Distributions to Shareholders

     On December 16, 1997, a distribution of $0.975 per share, aggregating $304,358.85, was declared from net realized gains from investment transactions and a dividend of $0.325 per share, aggregating $101,452.98 was declared from net investment income. The distribution and dividend were paid on December 18, 1997 to shareholders of record on December 17, 1997.

                       PHILLIPS CAPITAL INVESTMENTS, INC.
         SUPPLEMENTARY INFORMATION - SELECTED PER-SHARE DATA AND RATIOS*

                                            Six Months
                                               Ended                                 Year Ended December 31,
                                           June 30, 1998     1997         1996          1995         1994         1993         1992
Per-Share Data:
  Investment income                            $.25          $.53         $.48          $.67         $.47         $.34         $.47
  Expenses                                     (.09)          .19          .18           .16          .15          .15          .15
                                             ------        ------       ------        ------       ------       ------       ------

    Investment income - net                     .16           .34          .30           .49          .31          .19          .32

  Distributions from net
    investment income                             0          (.33)        (.29)         (.49)        (.31)        (.19)        (.32)

  Net realized and unrealized
    gain (loss) on securities                  1.31          2.28         1.07          1.58         (.21)         .77          .92

  Distributions from net realized
    long-term gains on securities                 0          (.97)       (1.99)         (.36)        (.24)        (.11)        (.33)
                                             ------        ------       ------        ------       ------       ------       ------

  Net increase (decrease) in net
    asset value                                1.47          1.32         (.91)         1.22         (.45)         .66          .59

  Net asset value:
    Beginning of year                         15.06         13.74        14.65         13.43        13.88        13.22        12.63
                                             ------        ------       ------        ------       ------       ------       ------

    End of Period                            $16.53        $15.06       $13.74        $14.65       $13.43       $13.88       $13.22
                                             ======        ======       ======        ======       ======       ======       ======

Ratios (Annualized)
  Ratio of expenses to average
    net assets                                1.16%         1.19%        1.20%         1.11%        1.11%        1.14%        1.18%
  Ratio of net investment income
    to average net assets                     2.05%         2.10%        1.96%         2.98%        2.19%        1.45%        2.09%
  Portfolio turnover rate                     6.70%         5.71%       19.08%        28.17%       37.62%        3.10%       20.42%

Shares Outstanding at End of Period     342,735.154   339,582.628  355,399.640   343,987.019  419,130.701  409,961.200  367,041.839

  * Selected data for a share of capital stock outstanding throughout the year.